Operating leases (Tables)	12 Months Ended
Mar. 31, 2022
Operating leases
Schedule of operating lease right-of-use assets and liabilities

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Operating lease right-of-use assets	5,039	2,880	454

Operating lease liabilities	1,636	147	23
Non-current operating lease liabilities	147	—	—
Total lease liabilities	1,783	147	23

Schedule of supplemental cash flow information related to leases

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	4,902	1,700	268
Right-of-use assets obtained in exchange for lease obligations	—	—	—

Schedule of the maturity analysis of operating leases liabilities

	March 31, 2022
	RMB	US$
Future undiscounted cash flows for the fiscal year ending March 31, 2023	150	24
Less: Discount factor	(3)	(1)
Lease liabilities - Current portion	147	23